Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock warrants issued (warrants)	150,544			150,544
Dividends paid (usd per share)	$ 0.71	$ 0.74	$ 1.12	$ 0.89	$ 0.63